Income Taxes (Summary of Income Before Income Taxes) (Detail) (USD $)	3 Months Ended								12 Months Ended			38 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Loss before income tax benefit	$ (13,319,408)	$ (21,774,192)	$ (19,187,753)	$ (8,257,510)	$ (10,790,857)	$ (10,092,813)	$ (12,062,793)	$ (2,597,263)	$ (62,538,863)	$ (35,543,726)	$ (13,892,300)	$ (113,111,171)
U.S. operations [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Loss before income tax benefit									(13,834,154)	(35,543,726)	(13,892,300)
Foreign operations [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Loss before income tax benefit									$ (48,704,709)